SUBORDINATED DEBENTURES	12 Months Ended
Dec. 31, 2018
SUBORDINATED DEBENTURES [Abstract]
SUBORDINATED DEBENTURES
NOTE 10 – SUBORDINATED DEBENTURES

We have formed various special purpose entities (the ‘‘trusts’’) for the purpose of issuing trust preferred securities in either public or pooled offerings or in private placements. Independent Bank Corporation owns all of the common stock of each trust and has issued subordinated debentures to each trust in exchange for all of the proceeds from the  issuance  of  the common  stock  and  the  trust preferred  securities. Trust  preferred  securities  totaling

$38.2 million and $34.5 million at December 31, 2018 and 2017, respectively, qualified as Tier 1 regulatory capital.

These trusts are not consolidated with Independent Bank Corporation and accordingly, we report the common securities of the trusts held by us in accrued income and other assets and the subordinated debentures that we have issued to the trusts in the liability section of our Consolidated Statements of Financial Condition.

As a result of our acquisition of TCSB (see note #26) we acquired TCSB Statutory Trust I as summarized in the tables below at a discount.  The discount at acquisition totaled $1.4 million and is being amortized through its maturity date and is included in interest expense – other borrowings and subordinated debentures in the Consolidated Statements of Operations.

Summary information regarding subordinated debentures as of December 31 follows:

		2018
Entity Name	Issue Date	Subordinated Debentures	Trust Preferred Securities Issued	Common Stock Issued
		(In thousands)
IBC Capital Finance III	May 2007	$12,372	$12,000	$372
IBC Capital Finance IV	September 2007	15,465	15,000	465
Midwest Guaranty Trust I	November 2002	7,732	7,500	232
TCSB Statutory Trust I	March 2005	5,155	5,000	155
Discount on TCSB Statutory Trust I		(1,336)	(1,336)	-
		$39,388	$38,164	$1,224

		2017
Entity Name	Issue Date	Subordinated Debentures	Trust Preferred Securities Issued	Common Stock Issued
		(In thousands)
IBC Capital Finance III	May 2007	$12,372	$12,000	$372
IBC Capital Finance IV	September 2007	15,465	15,000	465
Midwest Guaranty Trust I	November 2002	7,732	7,500	232
		$35,569	$34,500	$1,069

Other  key terms for  the subordinated debentures  and trust preferred  securities that were  outstanding at December 31, 2018 and 2017 follow:

Entity Name	Maturity Date	Interest Rate	First Permitted Redemption Date

IBC Capital Finance III	July 30, 2037	3 month LIBOR plus 1.60%	July 30, 2012
IBC Capital Finance IV	September 15, 2037	3 month LIBOR plus 2.85%	September 15, 2012
Midwest Guaranty Trust I	November 7, 2032	3 month LIBOR plus 3.45%	November 7, 2007
TCSB Statutory Trust I	March 17, 2035	3 month LIBOR plus 2.20%	March 17, 2010

The subordinated debentures and trust preferred securities are cumulative and have a feature that permits us to defer distributions (payment of interest) from time to time for a period not to exceed 20 consecutive quarters. Interest is payable quarterly on each of the subordinated debentures and trust preferred securities and no distributions were deferred at December 31, 2018 and 2017.

We have the right to redeem the subordinated debentures and trust preferred securities (at par) in whole or in part from time to time on or after the first permitted redemption date specified above or upon the occurrence of specific events defined within the trust indenture agreements.

Distributions (payment of interest) on the trust preferred securities are included in interest expense – other borrowings and subordinated debentures in the Consolidated Statements of Operations.